FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Report here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             AT&T Investment Management Corporation ("ATTIMCO")
Address:          295 North Maple Avenue, Room 7202M2
                  Basking Ridge, NJ  07920

13F File Number:  28-5552

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Lynn Carroll
Title:            Vice President and Chief Operating Officer
Phone:            908-221-2574

Signature, Place and Date of Signing:

Lynn Carroll      Basking Ridge, NJ         August 3, 2000
[Signature]                [City, State]             [Date]


Report Type (Check only one):

[X}               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  3
Form 13F Information Table Value Total:  $202,580.028


List of Other Included Managers:         None



                                                      FORM 13F INFORMATION TABLE


                                                        Shares/                        Voting
Name of            Title of   Cusip       Value         Prn         Investment  Other  Authority
Issuer             Class                  (x$1000)      Amt         Discretion  Man.   Sole Shared None
---------------    --------   ---------   ----------    --------    ----------  -----  ----------------
Tauman Centers,    Common     876664103    22,362.604   2,032,964   Sole        Sole   2,032,964
Inc.
Simon Property     Common     828806109   140,614.346   6,337,548   Sole        Sole   6,337,548
Group, Inc.
Simon Property     Pfd        828806406    39,603.078     578,411   Sole        None     578,411
Group, Inc.        Conv.
                   Series B